Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 803	$ 801
Securities loaned	111	223
Gross amount of recognized liabilities for repurchase agreements and securities loaned	914	1,024
Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	773	771
Securities loaned	111	223
Gross amount of recognized liabilities for repurchase agreements and securities loaned	884	994
Less Than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	30	30
Gross amount of recognized liabilities for repurchase agreements and securities loaned	30	30
Corporate Debt Securities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	104	30
Securities loaned	111	223
Corporate Debt Securities [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	104	30
Securities loaned	111	223
U.S. Treasury and Agencies [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	25	60
U.S. Treasury and Agencies [Member] | Overnight and Continuous [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	25	60
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	674	711
Mortgage-Backed Securities Residential [Member] | Overnight and Continuous [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	644	681
Mortgage-Backed Securities Residential [Member] | Less Than 30 Days [Member] | Agency [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 30	$ 30